Accounts receivable, net	12 Months Ended
Dec. 31, 2025
Credit Loss [Abstract]
Accounts receivable, net
3	Accounts receivable, net

Accounts receivable, net consist of the following:

	As of December, 31
	2024	2025	2025
	S$	S$	US$

Accounts receivable	564,772	1,119,330	870,464
Less: allowance for credit losses	(320,593)	(218,571)	(169,975)
	244,179	900,759	700,489

3	Accounts receivable, net (continued)

Movements of allowance for credit losses are as follows:

	December 31, 2024	December 31, 2025	December 31, 2025
	SGD	SGD	USD

Allowance for credit losses, beginning of the year	284,542	320,593	249,314
Addition	36,051	-	-
Reversal	-	(102,022)	(79,339)
Allowance for credit losses, ending of the year	320,593	218,571	169,975